Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Shareholders' Equity
Shareholders' Equity

12.           Shareholders’ Equity

Reverse Merger

On February 12, 2014, Cachet Financial Solutions (Minnesota) completed a merger transaction with DE Acquisition 2, Inc.  (“DE2”), a Delaware corporation and public company with no operations. Pursuant to the terms of the Merger, each share of common stock of Cachet Financial Solutions (Minnesota) that was issued and outstanding at such time was cancelled and converted into 10.9532 (the “exchange ratio”) shares of DE2’s common stock. As a result of the Merger, all of the outstanding warrants and stock options of Cachet Financial Solutions (Minnesota) at the time were converted and exchanged for warrants and stock options of DE2. The number of shares subject to, and the exercise prices of, DE2 convertible securities issued under the exchange was determined by application of the exchange ratio to the terms of the convertible debt and options of Cachet Financial Solutions (Minnesota) outstanding as of the merger date. Subsequently DE2 changed its name to Cachet Financial Solutions, Inc.

On dates up to 30 and 120 days following the Merger, additional shares were required to be issued to those DE2 shareholders existing immediately prior to the Merger, for no additional consideration, such that they would hold 3% of the fully diluted shares of the Company outstanding as of those dates.  Accordingly, as of the 120th day following the Merger, the Company issued an additional 32,484 shares to the shareholders of DE2.

The fair value of estimated consideration paid to DE2 in exchange for the 3% interest was estimated to be $507,000 plus the long term debt assumed of $85,105. As DE2 had no tangible or identifiable intangible assets at the time of the Merger, and recognition of goodwill is not permitted in this type of merger transaction, no assets were recorded as a result of the Merger.

On March 18, 2014, the Company completed a reverse stock split of the Company’s issued and outstanding common stock on a 1-for-10.9532 basis. The Company’s authorized capital consists of 500,000,000 shares of $.0001 par value common stock and 20,000,000 shares of preferred stock.

Convertible Preferred Stock

During 2014, the Company issued 2,229,702 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 2,229,702 shares of its common stock at a per-share price of $2.00 (since adjusted to $0.4816 per share). Net proceeds to the Company after offering costs were $3.0 million.  During the first quarter of 2015, the Company issued (i) 9,000 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 9,000 shares of its common stock at a per-share price of $2.00 (since adjusted to $0.4816 per share) and (ii) 2,065,891 shares of Series B Convertible Preferred Stock at $1.15 per share and issued five-year warrants to purchase an aggregate of 2,065,891 shares of its common stock at a per-share price of $1.15 (since adjusted to $0.4816 per share).  Net proceeds to the Company after offering costs were approximately $2.2 million, including the cancellation of $250,000 in debt held by Michael J. Hanson, one of our directors.  In February 2015, all  2,238,702 outstanding Series A preferred shares were converted into 2,920,039 shares of the Company’s common stock, while all 2,065,891 outstanding Series B preferred shares converted into 2,065,891 shares of the Company’s common stock.   In addition, the Company issued 74,765 shares of common stock to the Series A and B convertible preferred holders related to the 8% dividend accrued through the conversion date. None of the investors in this offering were deemed affiliates of the Company, except for one of our directors, Michael J. Hanson.

Both the Series A Convertible Preferred Stock and the Series B Convertible preferred stock entitled their holders to an 8% per annum dividend, payable quarterly in cash or in kind (or a combination of both) as determined by the Company.  Subject to certain customary exceptions, our Series A Convertible Preferred Stock had full-ratchet conversion price protection in the event that the Company issued common stock below the conversion price, as adjusted, until the earlier of (i) 180 days from the closing or (ii) such time as the Company shall have obtained, after the closing, financing aggregating to at least $5 million. The warrants issued to purchasers of the Series A Convertible Preferred Stock contain similar full-ratchet exercise price protection in the event that the Company issues common stock below the exercise price, as adjusted, again subject to certain customary exceptions.  On February 3, 2015, the Company issued the Series B Convertible Preferred Stock at $1.15 per share, resulting in an adjustment to (i) the conversion price of the Series A Convertible Preferred Stock from $1.50 per share to $1.15 per share and (ii) and the exercise price of the warrants issued therewith, from $2.00 per share to $1.15 per share (since adjusted to $0.4816 per share). Since the Company has now raised an aggregate of more than $5 million, these full-ratchet price protections can no longer be triggered.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the preferred stock would have been entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the applicable Certificate of Designation, for each share of Series A and B Preferred Stock, before any distribution or payment would have been made to the holders of any Junior Securities (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), and would not have participated with the holders of Common Stock or other Junior Securities thereafter.  If the assets of the Company had  been insufficient to pay in full such amounts, then the entire assets distributed to the holders would have been ratably distributed among the holders in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

In June 2015, the Company issued an aggregate of 44,030 shares of Series C Convertible Preferred Stock at $100.00 per share and issued five-year warrants to purchase an aggregate of 10,057,119 shares of its common stock at a per-share price of $0.4816 in a private placement. Total (cash and non-cash) gross proceeds to the Company were $4,403,000.  Gross proceeds to the Company in the form of cash were $2,951,000. Gross proceeds to the Company in the form of promissory notes payable within 150 days were $950,000.  These promissory notes were provided by James L. Davis and Michael J. Hanson, both of whom are directors of the Company. The Company also issued 2,000 and 3,020 shares of the Series C Preferred to James L. Davis and Michael J. Hanson, respectively, in exchange for the cancellation of Company debt in the amount of $200,000 and $302,000 held by them.

The Series C Preferred Stock entitles its holders to a 10% per annum dividend, payable quarterly in cash or in additional shares of Series C Preferred Stock (or a combination of both) as determined by the Company, and may be converted to Cachet common stock at the option of a holder at an initial conversion price of $0.4378 per share. The Series C Preferred Stock will automatically convert into common stock upon the occurrence of any of the following: (a) an underwritten public offering of shares of the Company’s common stock providing at least $10 million in gross proceeds, (b) the Company’s common stock closing price being greater than 100% above the conversion price then in effect for at least 40 of 60 consecutive trading days, (c) four years after the closing of the offering of the Series C Preferred Stock, or (d) the written consent of holders representing 50% of the issued and outstanding Series C Preferred Stock. The holders of the Series C Preferred Stock will be entitled to vote their shares on an as-converted basis and will be entitled to a liquidation preference equal to the stated value (i.e., purchase price) of their shares plus any accrued stock but unpaid dividends thereon.

Common Stock

During the six months ended June 30, 2014, the Company issued 456,486 shares of common stock to the shareholder of DE2 as consideration for completing the reverse merger described above. In addition, the Company issued a total of 332,028 shares of commons stock to a member of the Board of Directors as part of consideration for the promissory note provided to the Company to finance the acquisition of Select Mobile Money from Device Fidelity.

In January 2014, $986,793 of debt and accumulated interest was converted into 246,867 shares of common stock.  The Company did not provide a share premium to those debt holders that converted in January 2014.

During the six months ended June 30, 2015, the Company exchanged warrants to purchase 19,692 shares of common stock with an exercise price of $4.00 for 3,938 shares of common stock.  The Company recorded $7,906 in other expense which represents the excess of the fair value of the stock issued and the fair value of the warrants as determined using the Black-Scholes option pricing model.

In connection with the offer and sale of the Series C Preferred Stock, the Company issued additional shares of the Company’s common stock totaling 8,232,628 to former holders of the Company’s series A and B preferred stock (all of which has been converted to common stock), such that following the issuance of such shares, such holders will have received the same number of shares of the Company’s common stock in total as they would have received upon conversion of the series A and B preferred stock if the conversion price for the series A and B preferred stock had been the same as the initial conversion price under the Series C Preferred Stock.  The Company granted the recipients of these shares the same registration rights as are provided in Series C Preferred Stock holders.   As a result, the Company recognized expense totaling $3,704,682 during the three and six months ended June 30, 2015.

Warrants

In addition to warrants issued in connection with debt described above, the following are transactions involving issuance of warrants during the six months ended June 30, 2015 and 2014:

In January 2014, the Company issued warrants to purchase common stock equal to 25% of the principal amounts under certain short term notes payable.  The life of the warrants ranges between three and five years with an exercise price of $3.60.  The total number of shares issuable under the warrants totaled 821,250 related to a total of $3,285,000 short term notes issued by the Company from March 2013 to February 2014.  Of this total, $2,875,000 or 718,750 of the shares issuable under the warrants, relates to two directors of the Company.  In April 2014, the exercise price of the warrants was adjusted to $1.40 per share.

In May 2014, the Company entered into an agreement to issue 50,000 five-year warrants to a consulting firm providing professional services upon the completion of an IPO.  An additional 30,000 warrants may be issued upon achieving certain performance goals agreed to between the Company and the consulting firm.  The exercise price of the warrants is set to equal the price of the shares offered in the Company’s IPO. The Company will recognize the fair value of the 50,000 warrants issued in the third quarter of 2014 and the other 30,000 warrants upon achieving the performance goals.  In June 2015, the Company modified the price of the 50,000 warrant to $0.45 per share resulting in an incremental fair value of $4,587.  In addition, the Company issued 30,000 five-year warrants at $0.45 per share with a fair value totaling $2,787.  The Company recognized expense totaling $7,374 for the three and six months ended June 30, 2015.

In January 2015, the Company issued three individual investors warrants to purchase 75,000 shares of common stock as part of an agreement.  The warrants have a life of 10 years, an exercise price of $ 1.40 per share and were fully exercisable upon the date of issuance.  The Company recorded $11,238 in other expense during the six months ended June  30, 2015, which represents the fair value of the warrants as determined using the Black-Scholes option pricing model.

In February 2015, the Company issued a five-year warrant for the purchase up to 407,614 shares of common stock at $1.15 (adjusted to $0.4816) per share to a director of the Company in consideration for the director leasing certain IT equipment to the Company.  The total fair value of the warrant as determined using the Black-Scholes option pricing model totaled $76,489.  This amount is being expensed over the three year lease term.   In June 2015, the exercise price of the warrant was reduced to $0.4816 and modified to the same terms provided to the warrants issued in the Series C Preferred Stock offering. The incremental fair value of the modification totaled $28,578 and is being amortized over the three year lease term.  Also in June 2015, the Company provided the director a five year warrant to purchase 241,900 shares of common stock at a price of $0.44 as consideration for providing his guarantee on lease.   The fair value of the warrant on the date of issuance totaled approximately $22,000 and is being amortized over the two year lease term.

During the six months ended June  30, 2015, the Company issued five-year warrants to purchase 9,000 shares of the common stock at a per share price of $2.00 (since adjusted to $0.4816 per share) as part of issuing 9,000 shares of Series A Convertible Preferred Stock.  Additionally, the Company issued five-year warrants to purchase 2,065,891 shares of common stock at a per share price of $1.15 (since adjusted to $0.4816) as part of issuing 2,065,891 shares of Series B Convertible Preferred Stock. Since the Company exceeded the $5.0 million of gross proceeds threshold in February 2015, the full-ratchet provisions provided in the terms of the warrants expired and at which time the warrant liability was classified to additional paid in capital. The Company also issued five-year warrants to purchase 10,057,119 shares of the common stock at a per share price of $0.4816 as part of issuing 44,030 shares of Series C Convertible Preferred Stock. In addition, the Company modified the terms of the warrants issued in the Series A & B Convertible Stock offering to the same terms offered to the warrant holders in the Series C offering.  After the modification, the terms of the warrant holders in the Series A, B & C Preferred Stock offering all have full-ratchet and anti-dilution protection, the Company recognized the value of the warrants as determined using the Black-Scholes option pricing model totaling $2,083,487 for the three and six months ended June 30, 2015.  The warrant liability related to the warrants issued to the Series A, B & C Preferred holders as of June 30, 2015 totaled $2,083,487.

In connection with the private placement of securities of the Company during the six months ended June  30, 2015, the Company issued its placement agents five-year warrants for the purchase of a total of  270 shares of common stock at $2.00 per share, 109,931 shares of common stock at $1.15  (73,940 since adjusted to $0.4816) per share, 703,997 shares of common stock at $0.4816 per share and 241,746 shares of common stock at $0.5254 per share.

In connection with the offer and sale of Series C Preferred Stock, the Company also agreed to amend the warrants to purchase the Company’s common stock held by former holders of the Company’s series A and B preferred stock to contain the same anti-dilution protections that are contained in the warrants issued in connection with the offer and sale of the Series C Preferred Stock.  In addition, the exercise price of the warrants issued to the former series A and B preferred stock holders was reduced from $1.15 to $0.4816.  In addition, the Company agreed to amend the warrants issued to Scarsdale Equities LLC in connection with the Series B offering to reduce the exercise price from $1.15 to $0.4816.

A former senior lender received a warrant to purchase 76,228 shares of Company common stock at $9.00 per share. The warrant expires in October 2017.  The exercise price of the warrant is subject to downward adjustment in the event of the subsequent sale of common stock or convertible debt at a lower price, as defined, prior to exercise of the warrant. As a result of this provision, the Company determined that the warrant should be accounted for as a liability carried at fair value.  In June 2015, the exercise price was adjusted to $0.35 and the number of shares of Company common stock to be acquired was increased to 1,960,143 based on the Series C Preferred offering. The Company determined the value of the warrant to be $427,000 and $146,000 at June 30, 2015 and December 31, 2014, respectively.

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the three and six months ended June 30, 2015 and 2014:

Both Periods
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 38%
Risk-free interest rate	0.25% - 1.37%

12.           Shareholders’ Equity

Reverse Merger

On February 12, 2014, the Company completed a merger transaction with DE Acquisition 2, Inc.  (“DE2”), a public company with no operations. Pursuant to the terms of the merger, each share of the Company’s common stock that was issued and outstanding at such time was cancelled and converted into 10.9532 (the “exchange ratio”) shares of DE2’s common stock. As a result of the merger, all of the Company’s outstanding warrants and stock options at the time were converted and exchanged for warrants and stock options of DE2. The number of shares subject to and exercise prices of DE2 convertible securities issued under the exchange was determined by application of the exchange ratio to the terms of the Cachet convertible debt and options outstanding as of the Merger date. Subsequently DE2 changed its name to Cachet Financial Solutions, Inc.

On dates up to 30 and 120 days following the merger, additional shares were required to be issued to those DE2 shareholders existing immediately prior to the merger, for no additional consideration, such that they would hold 3% of the fully diluted shares outstanding as of those dates.  Accordingly, as of the 120th day following the merger acquisition, the Company issued an additional 32,484 shares to the shareholders of DE2.

The fair value of estimated consideration paid to DE2 in exchange for the 3% interest was estimated to be $507,000 plus the long term debt assumed of $85,105. As DE2 had no tangible or identifiable intangible assets at the time of the Merger, and recognition of goodwill is not permitted in this type of merger transaction, no assets were recorded as a result of the Merger.

On March 18, 2014, the Company completed a reverse stock split of the Company’s issued and outstanding common stock on a 1-for-10.9532 basis. The Company’s authorized capital consists of 500,000,000 shares of $.0001 par value common stock and 20,000,000 shares of preferred stock.

Convertible Preferred Stock

During 2014, the Company issued 2,229,702 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 2,229,702 shares of its common stock at a per-share price of $2.00 (since adjusted to $1.15 per share). Net proceeds to the Company after offering costs were $3.0 million.  Between December 31, 2014 and the date of this report, the Company issued (i) 9,000 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 9,000 shares of its common stock at a per-share price of $2.00 (since adjusted to $1.15 per share) and (ii) 2,065,891 shares of Series B Convertible Preferred Stock at $1.15 per share and issued five-year warrants to purchase an aggregate of 2,065,891 shares of its common stock at a per-share price of $1.15.  Net proceeds to the Company after offering costs were approximately $2.2 million, including the cancellation of $250,000 in debt held by Michael J. Hanson, one of our directors.  In February 2015, all  2,238,702 outstanding Series A preferred shares were converted into 2,920,039 shares of the Company’s common stock, while all 2,065,891 outstanding Series B preferred shares converted into 2,065,891 shares of the Company’s common stock.   In addition, the Company issued 74,765 shares of common stock to the Series A and B convertible preferred holders related to the 8% dividend accrued through the conversion date. None of the investors in this offering were deemed affiliates of the Company, except for one of our directors, Michael J. Hanson.

Both the Series A Convertible Preferred Stock and the Series B Convertible preferred stock entitled their holders to an 8% per annum dividend, payable quarterly in cash or in kind (or a combination of both) as determined by the Company.  Subject to certain customary exceptions, our Series A Convertible Preferred Stock had full-ratchet conversion price protection in the event that the Company issued common stock below the conversion price, as adjusted, until the earlier of (i) 180 days from the closing or (ii) such time as the Company shall have obtained, after the closing, financing aggregating to at least $5 million. The warrants issued to purchasers of the Series A Convertible Preferred Stock contain similar full-ratchet exercise price protection in the event that the Company issues common stock below the exercise price, as adjusted, again subject to certain customary exceptions.  On February 3, 2015, the Company issued the Series B Convertible Preferred Stock at $1.15 per share, resulting in an adjustment to (i) the conversion price of the Series A Convertible Preferred Stock from $1.50 per share to $1.15 per share and (ii) and the exercise price of the warrants issued therewith, from $2.00 per share to $1.15 per share. Since the Company has now raised an aggregate of more than $5 million, these full-ratchet price protections can no longer be triggered.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the preferred stock would have been entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the applicable Certificate of Designation, for each share of Series A and B Preferred Stock, before any distribution or payment would have been made to the holders of any Junior Securities (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), and would not have participated with the holders of Common Stock or other Junior Securities thereafter.  If the assets of the Company had  been insufficient to pay in full such amounts, then the entire assets distributed to the holders would have been ratably distributed among the holders in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Common Stock

The estimated fair value assigned to shares issued for other than cash was based upon recent cash sales transactions.

During the year ended December 31, 2013 the Company issued 319,000 shares of common stock at $4.00 per share for gross proceeds of $1,276,000.  During the year ended December 31, 2014, the Company also issued 488,970 shares of common stock to the shareholder of DE2 as consideration for completing the reverse merger described above.  In addition, the Company issued a total of 382,809 shares of commons stock to a member of the Board of Directors as part of consideration for the promissory note provided to the Company to finance the acquisition of Select Mobile Money from DeviceFidelity and also issued 4,500,000 shares of common stock at $1.50 per share for gross proceeds of $6,750,000 from the IPO completed on July 14, 2014.  In addition, the Company issued a consultant 2,222 shares of common stock as consideration for identifying prospective investors.  The Company recognized $3,000 of expense associated with fair value of this common stock issued during fiscal year 2014.

In February 2013, the Company offered to convert debt, plus accumulated interest, into shares of the Company’s common stock. To encourage conversion the Company agreed to provide the debt holders a 10% share premium. As a result, $6,744,139 of debt and accumulated interest was converted into 1,854,638 shares of common stock and the value of the premium shares of $674,414 was recorded as an expense during the year ended December 31, 2013.  Included in this conversion is $1.1 million of conversions by a former director. In June 2013, a lender converted $140,000 of notes into 35,000 shares of common stock.  In January 2014, an additional $986,793 of debt and accumulated interest was converted into 246,867 shares of common stock.  The Company did not provide a share premium to those debt holders that converted in June 2013 or January 2014.

Concurrent with the conversion of the those notes, the Board of Directors determined that it was in the best interest of the Company to adjust the conversion rates for former noteholders that had previously converted or purchased shares at $9.00 per share.  An adjustment was made to reduce their conversion rate or purchase price, as applicable, to $4.00 per share. As a result, the Company issued an additional 427,619 shares with a fair value of $1,710,475 which was recorded in other expense during the year ended December 31, 2013 in the statement of operations.

In November 2013, the Company offered to exchange 1 share of common stock for every 5 warrants outstanding. As a result 389,790 shares were issued and warrants to purchase 1,948,948 common shares were cancelled. At the time of the exchange, the fair value of the shares issued exceeded the fair value of the warrants by $681,189 which was recorded in other expense in the 2013 statement of operations.

In July 2014, the Company completed its IPO resulting in $6,301,241 of debt and accumulated interest converting into 5,139,169 shares of common stock.

During the year ended December 31, 2014, the Company exchanged warrants to purchase 19,692 shares of common stock with an exercise price of $4.00 for 3,938 shares of common stock.  The Company recorded $7,906 in other expense which represents the excess of the fair value of the stock issued and the fair value of the warrants as determined using the Black-Scholes option pricing model.  In addition, the Company issued a total of 382,809 shares of common stock to a director related to the loan for the Company’s acquisition of Select Mobile Money during the year ended December 31, 2014.

Warrants

In addition to warrants issued in connection with debt described above, the following are transactions involving issuance of warrants during the year ended December 31, 2014 and 2013:

During fiscal 2013, three directors guaranteed the note payable – bank each providing a guarantee of up to $1,041,000.  Each director received a warrant with an aggregate fair value of approximately $1,191,000 to purchase 78,125 share of the Company’s common stock for providing their guarantees.

In addition, a director received a warrant with a fair value of approximately $389,000 to purchase 76,560 shares of Company common stock in exchange for his pledge of certain personal assets to secure the $1,105,000 loan provided under the bank credit facility.  In consideration for his incremental guarantee of that asset pledge, another director received a warrant with a fair value of approximately $42,100 to purchase 8,291 shares.

In February 2013, the Company issued warrants with a fair value of approximately $205,000 to purchase 281,250 shares of the Company’s common stock at $4.00 per share and expiring November 2017 to a director for the director guaranteeing the Senior Secured Note Payable.

In addition to the warrants issued in February 2013 above, and  those issued in connection with debt as described in Note 6, the Company issued warrants to purchase 232,450 shares of common stock with an exercise price ranging from $4.00  to $5.00 in conjunction with other debt, guarantees, issuances of equity and financing costs.  These warrants had a fair value of approximately $157,000.  These warrants were all exchanged for shares in November 2013 described above.

In January 2014, the Company issued detachable warrants to purchase common stock equal to 25% of the principal amounts under the short term notes payable.  The life of the warrants ranges between three and five years with an exercise price of $3.60.  The total number of shares issuable under the warrants totaled 821,250 related to a total of $3,285,000 short term notes issued by the Company from March 2013 to February 2014.  Of this total, $2,875,000 or 718,750 of the shares issuable under the warrants, relates to two directors of the Company.  In addition, of the total warrants issued, 302,500 of the shares issuable under the warrants relates to short term notes, which were converted into equity during 2013.  The Company determined the fair value of the warrants to be $573 using the Black-Scholes option pricing model.

In May 2014, the Company entered into an agreement to issue five-year warrants to purchase 50,000 shares of common stock to a consulting firm providing professional services, upon the completion of an IPO.  Additional warrants to purchase 30,000 shares of common stock could be issued upon achieving certain performance goals agreed to between the Company and the consulting firm.  The exercise price of the warrants was set to equal the price of the shares offered in the Company’s IPO of $1.50 per-share. The Company recognized expense of $20,611 in 2014 related to the fair value of warrants to purchase 50,000 shares of common stock issued in July 2014.  The fair value for the other 30,000 warrants will be recognized upon achieving the performance goals.

In July 2014, the Company issued five-year warrants to purchase shares of its common stock totaling 3,289,086 at an exercise price equal to 125% of the IPO price or $1.88 as a result of providing warrants on $5.1 million of the $6.3 million of debt and accumulated interest that converted as of this date.  Warrants to purchase 2,583,333 shares of common stock were issued as part of an inducement to convert the debt into equity. In December 2014, we entered into an Amendment to Conversion Agreement with two of our directors, effective June 17, 2014.  Under the amendment the number of shares to be covered by warrants to be received by the two directors as part of converting debt as outlined in the Conversion Agreement upon the successful completion of our IPO was clarified.  Specifically, (i) Michael Hanson received warrants to purchase 438,161 shares of common stock and (ii) James Davis received warrants to purchase 591,432 shares of common stock, which in each case equals 100% of the number of shares of common stock received by Hanson and Davis under the Conversion Agreement.  The amendment also reflects that the warrants have an exercise price of $2.00 per share and a five-year term.  The Company recognized a non-cash expense during the year ended December 31, 2014 of approximately $46,000 which represented the fair value of the warrants determined using the Black-Scholes option pricing model.

Effective December 2014, the Company entered into an agreement with an investor which provided for the exchange of 162,662 shares of common stock for a five-year warrant to purchase up to 325,324 shares of common stock at a per-share price of $1.50. A total of $590,320, representing the difference between the fair value of the stock on the issuance date of $650,647 and the fair value of the warrant issued using the Black-Scholes model of $60,327, was recorded as a reduction to additional paid in capital and accumulated deficit.

As mentioned above, the Company issued five-year warrants to purchase 2,229,702 shares of the Company’s stock at a per share price of $2.00 (since adjusted to $1.15 per share) as part of issuing 2,229,702 shares of Series A Convertible Preferred Stock.  As of December 31, 2014, the Company accounted for the warrants as a liability on the consolidated balance sheet at their estimated fair value because the warrants had full-ratchet conversion price protection in the event that the Company issued common stock below the conversion price, as adjusted.  The Company determined the fair value of the warrants as of December 31, 2014 to be $163,570 based on the Black-Scholes option pricing model.  Subsequent to December 31, 2014, the Company issued five-year warrants to purchase 9,000 shares of the Company stock at a per share price of $2.00 (since adjusted to $1.15 per share) as part of issuing 9,000 shares of Series A Convertible Preferred Stock.  Additionally, the Company issued five-year warrants to purchase 2,065,891 shares of Company’s stock at a per share price of $1.15 as part of issuing 2,065,891 shares of Series B Convertible Preferred Stock.  Since the Company exceeded the $5.0 million of gross proceeds threshold in February 2015, the full-ratchet provisions provided in the terms of the warrants expired.

 In connection with the private placement of the securities, the Company issued the placement agent a five-year warrant for the purchase of up to 100,224 shares of common stock at $2.00 per share during fiscal year 2014.   Since December 31, 2014, the Company issued additional five-year warrants to the placement agents to purchase a total of 109,931 shares of common stock at $1.15 per share.

In February 2015, the Company issued a five-year warrant for the purchase up to 407,614 shares of common stock at $1.15 per share to a director of the Company for providing a personal guarantee on a lease (See Note 16 “Subsequent Events”).

The following is a summary of warrant activity for 2014 and 2013:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)

Balance, December 31, 2012	1,557,980	$4.16
Issued	798,872	3.80
Exchanged for shares	(1,948,948)	4.02
Balance, December 31, 2013	407,904	3.35	3.43
Issued	8,495,444	2.05
Balance, December 31, 2014	8,903,348	2.06	4.57

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the years ended December 31, 2014 and 2013:

Both
Periods
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 38%
Risk-free interest rate	0.12% - 1.14%